Basis of Presentation (Details)	Sep. 25, 2017	Sep. 30, 2017
Teekay Offshore
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Ownership percentage		50.00%
General Partner | Teekay Offshore
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Ownership of general partner	100.00%
Brookfield | General Partner
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Percentage of ownership acquired	49.00%
Subsidiaries
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Ownership percentage		50.00%